SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund

December 31, 2023 (Unaudited)
Principal Amount		Value
Corporate Bonds — 54.43%
Australia — 1.16%
$470,000	Macquarie Group Ltd., 6.26%, 12/7/34(a),(b)	$491,174
180,000	Santos Finance Ltd., 3.65%, 4/29/31(c)	156,337
		647,511
Belgium — 0.59%
310,000	KBC Group NV, 6.32%, 9/21/34(a),(b)	327,461

Bermuda — 0.94%
536,000	Triton Container International Ltd., 1.15%, 6/7/24(a)	524,094

Canada — 1.35%
215,000	Bank of Nova Scotia (The), 4.59%, 5/4/37(b)	192,548
300,000	Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	320,055
230,000	Enbridge, Inc., 8.50%, 1/15/84(b)	244,662
		757,265
Chile — 0.36%
200,000	Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53(a)	203,463

France — 2.74%
200,000(d)	Atos SE, 1.00%, 11/12/29(c)	117,988
200,000(d)	Electricite de France SA, 3.00%, (b),(c),(e)	200,869
200,000(d)	Electricite de France SA, 3.38%, (b),(c),(e)	193,156
100,000(f)	Electricite de France SA, EMTN, 5.88%, (b),(c),(e)	116,114
200,000(f)	Electricite de France SA, EMTN, 6.00%, (b),(c),(e)	247,356
200,000	Electricite de France SA, 6.90%, 5/23/53(a)	226,139
200,000	Electricite de France SA, 9.13%, (a),(b),(e)	222,914
200,000	Societe Generale SA, 9.38%, (a),(b),(e)	208,817
		1,533,353
Germany — 1.59%
200,000(d)	Commerzbank AG, 6.13%, (b),(c),(e)	213,026
300,000(d)	Deutsche Bank AG, EMTN, 1.75%, 11/19/30(b),(c)	287,598
200,000	Deutsche Bank AG, 4.88%, 12/1/32(b)	186,709
200,000(d)	Deutsche Bank AG, 6.75%, (b),(c),(e)	204,974
		892,307
Ireland — 1.03%
220,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/27	215,950
200,000	AIB Group Plc, 6.61%, 9/13/29(a),(b)	210,717
160,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	148,124
		574,791
Italy — 1.68%
250,000(d)	Intesa Sanpaolo SpA, EMTN, 5.50%, (b),(c),(e)	255,343

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$260,000	Intesa Sanpaolo SpA, 6.63%, 6/20/33(a)	$266,553
231,000	Intesa Sanpaolo SpA, 8.25%, 11/21/33(a),(b)	250,838
200,000	UniCredit SpA, 3.13%, 6/3/32(a),(b)	168,347
		941,081
Japan — 2.49%
380,000	Mizuho Financial Group, Inc., 2.65%, 5/22/26(b)	365,814
230,000	Nissan Motor Co. Ltd., 4.35%, 9/17/27(a)	220,038
267,000	Nomura Holdings, Inc., 2.61%, 7/14/31	221,961
200,000	Nomura Holdings, Inc., 5.61%, 7/6/29	204,080
120,000	Nomura Holdings, Inc., 6.18%, 1/18/33	128,288
260,000	Renesas Electronics Corp., 1.54%, 11/26/24(a)	250,327
		1,390,508
Norway — 0.77%
380,000	Var Energi ASA, 8.00%, 11/15/32(a)	430,707

Spain — 2.81%
300,000(d)	Abertis Infraestructuras Finance BV, 2.63%, (b),(c),(e)	301,365
200,000(d)	Abertis Infraestructuras Finance BV, 3.25%, (b),(c),(e)	211,526
200,000(d)	Banco Bilbao Vizcaya Argentaria SA, 6.00%, (b),(c),(e)	219,932
200,000	Banco Santander SA, 6.94%, 11/7/33	221,916
200,000(d)	CaixaBank SA, (5 Year EUR Swap + 6.498%), 6.75%, (b),(c),(e)	220,252
210,000	CaixaBank SA, 6.84%, 9/13/34(a),(b)	221,818
190,000	Telefonica Emisiones SA, 5.21%, 3/8/47	176,718
		1,573,527
Sweden — 0.45%
317,000(d)	Heimstaden Bostad Treasury BV, EMTN, 1.38%, 7/24/28(c)	249,968

Switzerland — 1.45%
398,000(d)	UBS Group AG, 7.75%, 3/1/29(b),(c)	505,939
250,000	UBS Group AG, 9.02%, 11/15/33(a),(b)	306,406
		812,345
United Kingdom — 1.42%
290,000	Barclays Plc, 6.50%, 9/13/27(b)	298,058
200,000(f)	Barclays Plc, 7.13%, (b),(e)	247,601
250,000	HSBC Holdings Plc, 4.76%, 6/9/28(b)	246,209
		791,868
United States — 33.60%
184,000	Aircastle Ltd., 2.85%, 1/26/28(a)	164,183
210,000	Ally Financial, Inc., 6.99%, 6/13/29(b)	217,220
250,000(d)	American Tower Corp., REIT, 4.63%, 5/16/31	290,726
210,000	Amgen, Inc., 5.75%, 3/2/63	220,876
230,000	AT&T, Inc., 3.65%, 9/15/59	165,192

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$385,000	Athene Global Funding, (SOFR Index + 0.700%), 6.11%, 5/24/24(a),(g)	$384,638
260,000	Bank of America Corp., 2.48%, 9/21/36(b)	206,293
250,000	Bank of America Corp., 4.57%, 4/27/33(b)	238,465
250,000	Bank of America Corp., 5.29%, 4/25/34(b)	250,704
195,000	Bank of America Corp., Series U, (Term SOFR 3M + 3.397%), 8.77%, (e),(h)	195,042
200,000	Bayer US Finance LLC, 6.13%, 11/21/26(a)	203,156
270,000	Bayer US Finance LLC, 6.38%, 11/21/30(a)	277,347
180,000	Booz Allen Hamilton, Inc., 5.95%, 8/4/33	190,129
375,000	Broadcom, Inc., 4.93%, 5/15/37(a)	362,752
220,000	Capital One Financial Corp., 7.62%, 10/30/31(b)	241,370
250,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	157,212
220,000	Citigroup, Inc., 3.06%, 1/25/33(b)	187,756
250,000	Citizens Bank NA, 4.58%, 8/9/28(b)	237,499
207,000	Citizens Financial Group, Inc., 2.50%, 2/6/30	173,815
187,000	Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28(a)	193,175
200,000	Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(a)	209,667
234,000	Comerica, Inc., 4.00%, 2/1/29	221,175
280,000	Constellation Energy Generation LLC, 6.13%, 1/15/34	300,106
170,000	Constellation Energy Generation LLC, 6.50%, 10/1/53	192,098
208,000	Continental Resources, Inc., 4.90%, 6/1/44	167,941
260,000	Discover Financial Services, 7.96%, 11/2/34(b)	289,232
83,000	Energy Transfer LP, 6.25%, 4/15/49	86,091
260,000	Energy Transfer LP, 6.55%, 12/1/33	282,395
160,000	Essential Utilities, Inc., 5.30%, 5/1/52	153,487
210,000	Fifth Third Bancorp, 6.36%, 10/27/28(b)	217,970
170,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	125,033
200,000	Ford Motor Credit Co. LLC, 7.12%, 11/7/33	215,455
400,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(a)	411,463
260,000	Fox Corp., 6.50%, 10/13/33	281,527
155,000	General Motors Co., 5.40%, 4/1/48	142,083
175,000	Global Payments, Inc., 5.95%, 8/15/52	179,032
324,000	Goldman Sachs Group, Inc. (The), 2.38%, 7/21/32(b)	266,402
222,000	Goldman Sachs Group, Inc. (The), 2.65%, 10/21/32(b)	184,992
800,000	Hyundai Capital America, 5.50%, 3/30/26(a)	804,204
170,000	Intel Corp., 5.70%, 2/10/53	183,968
203,000	J M Smucker Co. (The), 6.20%, 11/15/33	221,434
182,000	Jones Lang LaSalle, Inc., 6.88%, 12/1/28	192,580
250,000	KeyBank NA, 4.39%, 12/14/27	234,798
250,000	KeyBank NA, 5.85%, 11/15/27	249,943
200,000	Kimco Realty OP LLC, REIT, 6.40%, 3/1/34	219,584
300,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41	226,445
160,000	LKQ Corp., 5.75%, 6/15/28	164,332
157,000	LKQ Corp., 6.25%, 6/15/33	164,070
183,000	LPL Holdings, Inc., 6.75%, 11/17/28	194,881
186,000	M&T Bank Corp., 5.05%, 1/27/34(b)	176,213

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$150,000	M&T Bank Corp., 7.41%, 10/30/29(b)	$161,551
230,000	Marvell Technology, Inc., 5.95%, 9/15/33	244,140
198,000	Meta Platforms, Inc., 4.45%, 8/15/52	182,197
240,000	Micron Technology, Inc., 5.88%, 9/15/33	249,717
260,000	Morgan Stanley, 2.48%, 9/16/36(b)	206,380
320,000	Morgan Stanley, GMTN, 4.89%, 7/20/33(b)	312,087
240,000	Morgan Stanley, GMTN, 5.25%, 4/21/34(b)	239,752
154,000	Morgan Stanley, 5.30%, 4/20/37(b)	149,727
173,000	MPLX LP, 5.00%, 3/1/33	169,658
270,000	New York State Electric & Gas Corp., 5.85%, 8/15/33(a)	282,920
81,000	NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53	79,409
600,000	NextEra Energy Capital Holdings, Inc., 5.75%, 9/1/25	606,294
215,000	Oracle Corp., 4.10%, 3/25/61	164,288
209,000	Ovintiv, Inc., 6.25%, 7/15/33	216,249
336,000	Paramount Global, 6.38%, 3/30/62(b)	302,196
210,000	Pfizer Investment Enterprises Pte Ltd., 5.34%, 5/19/63	212,337
190,000	Pilgrim’s Pride Corp., 6.25%, 7/1/33	195,495
200,000	Royalty Pharma Plc, 3.55%, 9/2/50	142,399
290,000	Tapestry, Inc., 7.00%, 11/27/26	300,859
186,000	Tapestry, Inc., 7.70%, 11/27/30	196,123
170,000	Tapestry, Inc., 7.85%, 11/27/33	181,528
300,000	U.S. Cellular Corp., 6.70%, 12/15/33	305,789
240,000(d)	Upjohn Finance BV, 1.91%, 6/23/32(c)	221,941
200,000	Utah Acquisition Sub, Inc., 5.25%, 6/15/46	166,789
221,000	Viatris, Inc., 4.00%, 6/22/50	155,535
180,000	VICI Properties LP, REIT, 4.95%, 2/15/30	174,683
212,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42	186,916
500,000	Warnermedia Holdings, Inc., 5.14%, 3/15/52	430,220
230,000	Warnermedia Holdings, Inc., 6.41%, 3/15/26	230,178
340,000	Wells Fargo & Co., 5.39%, 4/24/34(b)	341,212
270,000	Wells Fargo & Co., GMTN, 5.56%, 7/25/34(b)	275,145
		18,799,865
Total Corporate Bonds		30,450,114
(Cost $30,140,473)
U.S. Treasury Obligations — 13.73%
United States — 13.73%
1,500,000	U.S. Treasury Bill- When Issued, 5.30%, 4/16/24(i)	1,477,266
2,300,000	U.S. Treasury Bill- When Issued, 5.41%, 1/18/24(i)	2,294,613
1,300,000	U.S. Treasury Notes, 4.13%, 1/31/25	1,291,977
500,000	U.S. Treasury Notes, 4.38%, 10/31/24	497,852
2,100,000	U.S. Treasury Notes, 5.00%, 8/31/25	2,119,605
		7,681,313
Total U.S. Treasury Obligations		7,681,313
(Cost $7,655,743)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
Collateralized Mortgage Obligations — 11.33%
United States — 11.33%
$312,772	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (Term SOFR 1M + 1.511%), 6.87%, 10/15/38(a),(g)	$303,732
210,000	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (Term SOFR 1M + 1.540%), 6.90%, 10/15/36(a),(g)	200,487
300,000	BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, (Term SOFR 1M + 3.889%), 9.25%, 6/15/27(a),(g)	300,282
208,721	BX Trust, Series 2022-IND, Class D, (Term SOFR 1M + 2.839%), 8.20%, 4/15/37(a),(g)	205,465
207,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (SOFR30A + 1.900%), 7.24%, 12/25/41(a),(g)	205,834
210,000	Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2, (SOFR30A + 2.500%), 7.84%, 10/25/43(a),(g)	214,536
110,000	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, (SOFR30A + 2.700%), 8.04%, 7/25/43(a),(g)	111,353
88,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 8.44%, 3/25/42(a),(g)	89,711
277,000	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (SOFR30A + 3.100%), 8.44%, 6/25/43(a),(g)	285,751
366,000	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (SOFR30A + 3.550%), 8.89%, 5/25/43(a),(g)	388,863
618,259	Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.23%, 4/25/65(a)	598,761
352,003	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 7.34%, 5/25/43(a),(g)	351,999
109,103	Freddie Mac STACR REMIC Trust, (SOFR30A + 2.100%), 7.44%, 3/25/43(a),(g)	110,067
460,000	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, (SOFR30A + 2.400%), 7.74%, 2/25/42(a),(g)	461,259
575,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, (SOFR30A + 3.350%), 8.69%, 6/25/43(a),(g)	592,461
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (Term SOFR 1M + 1.264%), 6.63%, 10/15/36(a),(g)	239,790
254,341	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(j)	230,143
400,000	SMRT, Series 2022-MINI, Class D, (Term SOFR 1M + 1.950%), 7.31%, 1/15/39(a),(g)	380,527
400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(a),(j)	361,467
400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(j)	348,086
400,000	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.40%, 4/25/65(a),(j)	356,993
		6,337,567
Total Collateralized Mortgage Obligations		6,337,567
(Cost $6,519,307)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
Bank Loans — 6.96%
Ireland — 0.90%
$500,000	Setanta Aircraft Leasing DAC, 1st Lein Term Loan B, (Term SOFR 3M + 2.00%), 7.65%, 11/6/28(g)	$501,250

United States — 6.06%
587,909	Avolon US LLC, 1st Lien Term Loan B5, (Term SOFR 1M + 2.25%), 7.71%, 12/1/27(g)	588,092
560,000	Belron Finance US LLC, (SOFR 1M + 0.21%), 2.50%, 4/28/28(g)	561,400
560,000	Charter Communications Operating LLC, (SOFR 1M + 0.20%), 7.36%, 12/9/30(g)	557,665
170,000	Citadel Securities LP, (SOFR 1M + 0.26%), 7.96%, 7/29/30(g)	170,212
350,157	Entegris, Inc., (Term SOFR 1M + 2.75%), 7.89%, 7/6/29(g)	350,595
600,000	Hilton Domestic Operating Co, Inc, (SOFR 1M + 0.21%), 7.44%, 11/8/30(g)	601,824
560,000	Summit Materials LLC, (SOFR 1M + 0.25%), 2.50%, 11/30/28(g)	561,753
		3,391,541
Total Bank Loans		3,892,791
(Cost $3,885,151)

Shares
Asset Backed Securities — 4.30%
United States — 4.30%
64,066	ACM Auto Trust, 6.61%, 1/22/30(a)	64,022
322,585	ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 6/20/30(a)	323,670
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	503,815
450,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class D, 1.96%, 1/17/28	424,504
500,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	499,505
200,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68%, 4/16/29	201,533
188,864	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	169,567
220,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77%, 11/15/30	220,440
		2,407,056
Total Asset Backed Securities		2,407,056
(Cost $2,445,264)

Principal Amount
Foreign Government Bonds — 2.28%
Mexico — 1.82%
11,650,000(k)	Mexican Bonos, Series M, 8.50%, 3/1/29	667,709

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
4,220,000(k)	Mexican Bonos, Series M, 8.50%, 5/31/29	$243,213
130,000(d)	Mexico Government International Bond, 4.00%, 3/15/2115	110,700
		1,021,622
Romania — 0.46%
$230,000	Romanian Government International Bond, 7.63%, 1/17/53(a)	257,468

Total Foreign Government Bonds		1,279,090
(Cost $1,245,775)

Shares
Investment Company — 4.43%
2,476,509	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1 (l)	2,476,509
Total Investment Company		2,476,509
(Cost $2,476,509)
Total Investments		$54,524,440
(Cost $54,368,222) — 97.46%
Other assets in excess of liabilities — 2.54%		1,422,479
NET ASSETS — 100.00%		$55,946,919

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Principal amount denoted in Euros.
(e)	Perpetual security with no stated maturity date.
(f)	Principal amount denoted in British Pounds.
(g)	Floating rate note. Rate shown is as of report date.
(h)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2023.
(i)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(j)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(k)	Principal amount denoted in Mexican peso.
(l)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2023 (Unaudited)
Foreign currency exchange contracts as of December 31, 2023:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
CAD	770,351	USD	560,000	Citibank N.A.	1/18/24	$21,539
CAD	189,883	USD	140,000	Citibank N.A.	1/18/24	3,343
CHF	122,559	EUR	130,000	Citibank N.A.	1/18/24	2,401
EUR	517,651	USD	560,000	Citibank N.A.	1/18/24	11,937
GBP	453,917	EUR	520,000	Citibank N.A.	1/18/24	4,120
JPY	113,223,258	USD	774,030	Citibank N.A.	1/18/24	31,494
JPY	44,212,800	USD	300,000	Citibank N.A.	1/18/24	14,551
MXN	8,015,000	USD	461,891	Citibank N.A.	1/18/24	8,457
						$97,842

EUR	390,000	CHF	370,928	Citibank N.A.	1/18/24	$(11,077)
EUR	2,106	CHF	2,009	Citibank N.A.	1/18/24	(67)
EUR	931,378	GBP	808,406	Citibank N.A.	1/18/24	(1,501)
GBP	232,394	EUR	270,000	Citibank N.A.	1/18/24	(2,059)
USD	140,000	CAD	190,045	Citibank N.A.	1/18/24	(3,465)
USD	745,666	EUR	705,279	Citibank N.A.	1/18/24	(33,576)
USD	2,275,568	EUR	2,150,013	Citibank N.A.	1/18/24	(99,917)
USD	1,387,241	EUR	1,311,468	Citibank N.A.	1/18/24	(61,761)
USD	854,630	GBP	701,659	Citibank N.A.	1/18/24	(39,843)
USD	225,000	JPY	32,331,105	Citibank N.A.	1/18/24	(5,019)
USD	600,000	JPY	89,024,400	Citibank N.A.	1/18/24	(33,362)
USD	3,377	MXN	62,000	Citibank N.A.	1/18/24	(261)
USD	1,278,795	MXN	23,849,306	Citibank N.A.	1/18/24	(120,767)
USD	5,146	MXN	94,000	Citibank N.A.	1/18/24	(371)
						$(413,046)

Total						$(315,204)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2023 (Unaudited)
Financial futures contracts as of December 31, 2023:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Treasury Note	91	March 2024	$290,230	USD	$10,273,047	Morgan Stanley & Co. LLC
2 Year U.S. Treasury Note	86	March 2024	195,198	USD	17,708,609	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	3	March 2024	7,057	USD	400,781	Morgan Stanley & Co. LLC
Total			$492,485

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	3	March 2024	$(14,372)	EUR	$454,452	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	118	March 2024	(537,984)	USD	13,925,844	Morgan Stanley & Co. LLC
30 Year Euro-Buxl	1	March 2024	(12,111)	EUR	156,452	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	50	March 2024	(502,389)	USD	6,246,875	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	13	March 2024	(32,734)	EUR	1,711,829	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	7	March 2024	(12,423)	USD	761,414	Morgan Stanley & Co. LLC
EURO-BTP FUTURE	1	March 2024	(4,582)	EUR	131,536	Morgan Stanley & Co. LLC
EURO-SCHATZ FUT	3	March 2024	(2,172)	EUR	352,861	Morgan Stanley & Co. LLC
JPN 10Y BOND(OSE)	2	March 2024	(19,231)	JPY	2,080,993	Morgan Stanley & Co. LLC
Long Gilt Future	14	March 2024	(106,948)	GBP	1,831,800	Morgan Stanley & Co. LLC
Total			$(1,244,946)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2023 (Unaudited)
Interest rate swaps as of December 31, 2023:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
4.72%	CAD-CBNALDN	Daily	Morgan Stanley & Co. LLC	10/19/25	CAD	4,000	$36,808
3.83%	CAD-CBNALDN	Semi-Annually	Morgan Stanley & Co. LLC	10/19/33	CAD	900	(41,898)
3.09%	EUR-CITILDN	Daily	Morgan Stanley & Co. LLC	12/8/25	EUR	2,350	(10,022)
3.07%	EUR-RBSLDN	Daily	Morgan Stanley & Co. LLC	12/8/25	EUR	1,188	(4,610)
3.06%	EUR-BCAPLDN	Daily	Morgan Stanley & Co. LLC	12/8/25	EUR	1,162	(4,375)
1.12%	JPY-BNPLDN	Yearly	Morgan Stanley & Co. LLC	10/30/33	JPY	355,000	(69,868)
							$(130,773)

Total							$(93,965)
Credit default swaps buy protection as of December 31, 2023:
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Markit CDX IG Index Series 41	Quarterly	Morgan Stanley & Co. LLC	12/20/28	USD	14,732	$(199,568)	$(91,511)	$(291,079)
1.00%	Markit CDX IG Index Series 41	Quarterly	Morgan Stanley & Co. LLC	12/20/28	USD	12,887	(175,197)	(79,428)	(254,625)
1.00%	Markit CDX IG Index Series 41	Quarterly	Morgan Stanley & Co. LLC	12/20/28	USD	2,823	(38,242)	(17,536)	(55,778)
1.00%	Markit CDX IG Index Series 41	Quarterly	Morgan Stanley & Co. LLC	12/20/28	USD	6,200	(107,850)	(14,651)	(122,501)
Total							$(520,857)	$(203,126)	$(723,983)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2023 (Unaudited)
Abbreviations used are defined below:
Bobl - German Bundesobligationen
BTP - Italian Buoni del Tesoro Poliannuali
CAD - Canadian Dollar
CHF - Swiss Franc
EMTN - Euro Medium Term Note
EUR - Euro
GBP - United Kingdom Pound Sterling
GMTN - Global Medium Term Note
JPY - Japanese Yen
MXN - Mexican Peso
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average
USD - United States Dollar
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financial	28.53%
U.S. Treasury Obligations	13.73%
Collateralized Mortgage Obligations	11.33%
Consumer, Cyclical	6.87%
Consumer, Non-cyclical	5.86%
Utilities	5.04%
Technology	4.92%
Asset Backed Securities	4.30%
Energy	4.08%
Communications	3.81%
Foreign Government Bonds	2.28%
Industrial	1.92%
Basic Materials	0.36%
Other*	6.97%
100.00%
* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.